Warrants (Details) - Schedule of Status of Warrants Outstanding and Exercisable	6 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule of Status of Warrants Outstanding and Exercisable [Abstract]
Warrants outstanding, Warrants, Balance | shares	12,431,674
Warrants outstanding, Weighted Average Exercise Price, Balance | $ / shares	$ 10.72
Issued, Warrants | shares
Issued, Weighted Average Exercise Price | $ / shares
Exercised, Warrants | shares
Exercised, Weighted Average Exercise Price | $ / shares
Expired, Warrants | shares
Expired, Weighted Average Exercise Price | $ / shares
Warrants outstanding, Warrants, Balance | shares	12,431,674
Warrants outstanding, Weighted Average Exercise Price, Balance | $ / shares	$ 10.72
Warrants exercisable, Warrants | shares	12,431,674
Warrants exercisable, Weighted Average Exercise Price | $ / shares	$ 10.72